DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details Narrative) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments And Hedge Accounting
Bank recorded inefficiencies	$ 2,912	$ 1,187